Cash and cash equivalents - Narratives (Details) $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 CAD ($)
Cash and cash equivalents
Cash and cash equivalents	$ 422,283	$ 220,426	$ 95,200	$ 106,653	$ 63,615	$ 48,234	$ 43,455
U.S. dollars
Cash and cash equivalents
Cash and cash equivalents	302,115			91,535
Money market funds
Cash and cash equivalents
Cash and cash equivalents				$ 2,300	$ 1,600
Guaranteed investment certificates
Cash and cash equivalents
Cash and cash equivalents	$ 354,200
Guaranteed investment certificates | Minimum
Cash and cash equivalents
Interest rate	2.55%	2.55%	2.55%
Guaranteed investment certificates | Maximum
Cash and cash equivalents
Interest rate	4.50%	4.50%	4.50%